Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Class A Common Stock	Additional Paid-in Capital	Accumulated Deficit
Stockholders' Equity, beginning of period, Value at Dec. 31, 2014	$ (467,379)	$ 267		$ 54,733	$ (522,379)
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2014		266,954
Capital contributions	5,163			5,163
Stock and warrants issued to related parties for cash, Value	24,500,000	$ 1,450	$ 1,000	24,497,550
Stock and warrants issued to related parties for cash, Shares		1,450,000	1,000,000
Related party note conversions, Value	505,154		$ 56	505,098
Related party note conversions, Shares			55,560
Net Loss	(1,047,423)				(1,047,423)
Stockholders' Equity, end of period, Value at Dec. 31, 2015	23,495,515	$ 1,717	$ 1,056	25,062,544	(1,569,802)
Stockholders' Equity, end of period, Shares at Dec. 31, 2015		1,716,954	1,055,560
Stock issued for cash, Value	11,298,589	$ 1,113		11,297,476
Stock issued for cash, Shares		1,113,161
Stock issued to related parties for cash, Value	30,462,729	$ 3,001		30,459,728
Stock and warrants issued to related parties for cash, Value	$ 41,761,318
Stock issued to related parties for cash, Shares		3,001,254
Stock and warrants issued to related parties for cash, Shares	4,114,415
Related party note conversions, Value	$ 106,028	$ 10		106,018
Related party note conversions, Shares		10,446
Net Loss	(3,173,375)				(3,173,375)
Stockholders' Equity, end of period, Value at Dec. 31, 2016	$ 62,189,486	$ 5,841	$ 1,056	$ 66,925,766	$ (4,743,177)
Stockholders' Equity, end of period, Shares at Dec. 31, 2016		5,841,815	1,055,560